CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revolving Credit Facility [Member]
Cash Flows from Financing Activities
Maximum borrowing capacity	$ 500	$ 500